Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jan. 02, 2022 USD ($)
Product Information [Line Items]
Accumulated other comprehensive loss	$ 2,210,909	$ 2,009,421
Allowance for credit loss	9,267,851	3,009,363
Allowance for credit loss	468,219	500,857
Bad debt expense for other receivable	25,829	34,189	$ 144,415
Impairment loss	0	0
Prepayments	100,000
Allowance for doubtful account prepayment	105,769	173,736
Impairment of long-lived assets	0	0
Cash deposited into escrow	600,000
Escrow	600,000	0
Advertising costs	6,053	22,677	61,566
R&D expenses	$ 61,786	$ 80,948	$ 112,668
Potential dilutive shares | shares	0	0	0
Expenses	$ 83,687	$ 166,199	$ 171,674
ROU assets		$ 210,058		$ 201,180
Operating lease liabilities				$ 201,180
Sewage Treatment Services [Member]
Product Information [Line Items]
Revenue remaining performance obligations	953,170
Sewage Treatment Services 1 [Member]
Product Information [Line Items]
Revenue remaining performance obligations	$ 0
China, Yuan Renminbi
Product Information [Line Items]
Foreign currency exchange rate, translation	7.19	7.08
Foreign currency average translation rates	7.14	7.05	6.73
Hong Kong, Dollars
Product Information [Line Items]
Foreign currency exchange rate, translation	7.77	7.81
Foreign currency average translation rates	7.80	7.83	7.83